Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Accounted Investments [Abstract]
Condensed summary of company's investments in and advances to joint ventures

Investments in Equity Accounted Investments	Ownership Percentage	December 31, 2011	December 31, 2010
RasGas 3 Joint Venture	40%	97,423	98,207
Exmar Joint Venture	50%	81,242	74,504
Angola Joint Venture	33%	16,063	—
SkaugenPetroTrans Joint Venture	50%	9,623	32,721
Sevan Marine Equity Investment	40%	46,998	—
Other	40% to 50%	1,288	2,201

Total		252,637	207,633

Loans to Equity Accounted Investees	Ownership Percentage	December 31, 2011	December 31, 2010
Wah Kwong Joint Venture	50%	9,830	9,830
Ikdam Production Joint Venture	40%	538	3,116
SkaugenPetroTrans Joint Venture	50%	5,000	—
Sevan Marine Equity Investment	40%	50,000	—

Total		65,368	12,946

Condensed summary of the Company's financial information for joint ventures

	December 31,	December 31,
	2011	2010
Current assets	281,933	135,087
Non-current assets	2,545,518	1,867,161
Current liabilities	252,439	106,858
Non-current liabilities	2,118,550	1,507,800

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Revenues	333,020	232,516	238,838
Income from vessel operations	134,617	91,290	97,708
Net (loss) income	(48,732)	(44,794)	136,444